RISK MANAGEMENT - changes in the expected loss are shown below as a result of a possible change of 1% increase or decrease in these variables based on the assumptions used in the calculation of the expected loss (Details)
$ in Millions
12 Months Ended
Dec. 31, 2019 COP ($)
One Percentage Increase In Fiscal Balance Current Account And Inflation [Member]
Disclosure Of Risk Management [Line Items]
Decrease In Expected Credit Loss Due to One Percentage Increase in GDP Growth Rate	$ (33,094)
Increase Decrease In Expected Credit Loss When No Change in GDP Growth Rate	45,523
Increase In Expected Credit Loss Due to One Percentage decrease in GDP Growth Rate	137,869
No Change In Fiscal Balance Current Account And Inflation [Member]
Disclosure Of Risk Management [Line Items]
Decrease In Expected Credit Loss Due to One Percentage Increase in GDP Growth Rate	(78,617)
Increase Decrease In Expected Credit Loss When No Change in GDP Growth Rate	0
Increase In Expected Credit Loss Due to One Percentage decrease in GDP Growth Rate	92,346
One Percentage Decrease In Fiscal Balance Current Account And Inflation [Member]
Disclosure Of Risk Management [Line Items]
Decrease In Expected Credit Loss Due to One Percentage Increase in GDP Growth Rate	(116,783)
Increase Decrease In Expected Credit Loss When No Change in GDP Growth Rate	(38,166)
Increase In Expected Credit Loss Due to One Percentage decrease in GDP Growth Rate	$ 54,180